Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details)	Jun. 30, 2018 USD ($)
Investments	$ 113,375
Total Investments at Fair Value	113,375
Level 1 [Member]
Investments
Total Investments at Fair Value
Level 2 [Member]
Investments	113,375
Total Investments at Fair Value	113,375
Level 3 [Member]
Investments
Total Investments at Fair Value